FINANCIAL AND CAPITAL RISK MANAGEMENT - Net debt to equity ratios (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net debt	₺ (8,881,808)	₺ (5,333,499)	₺ (9,519,577)
Total equity	₺ 2,011,596	₺ 4,347,566	₺ 6,241,619	₺ 6,360,707
Net debt to equity ratio	(442.00%)	(123.00%)